SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jan. 01, 2023
Accounting Policies [Abstract]
Property, Plant and Equipment

Useful Lives in Years
Buildings	20 to 30
Leasehold improvements	1 to 20
Manufacturing equipment	7 to 15
Computer equipment	2 to 7
Solar power systems	30
Furniture and fixtures	3 to 5
Property, Plant and Equipment, Net

	As of
(In thousands)	January 1, 2023	January 2, 2022
Manufacturing equipment	$300,089	$171,217
Land and buildings	151,763	145,134
Leasehold improvements	89,215	83,293
Solar power systems	1,300	1,337
Computer equipment	39,011	39,815
Furniture and fixtures	1,378	1,360
Construction-in-process	15,786	124,494
Property, plant and equipment, gross	598,542	566,650
Less: accumulated depreciation	(218,074)	(180,020)
Property, plant and equipment, net	$380,468	$386,630

Schedule of Finite-Lived Intangible Assets	Definite-lived intangible assets are amortized using the straight-line method over the estimated useful lives of the intangible assets as follows:

Useful Lives in Years
Patents	12
Trademarks	2 to 3
Purchased technology	1 to 7
Intangible Assets, Net

(In thousands)	Gross	Accumulated Amortization	Net
As of January 1, 2023
Trademarks and purchased technology	$2,305	$(2,014)	$291

As of January 2, 2022
Trademarks and purchased technology	$2,162	$(1,742)	$420